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March 8, 2004




Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549

Re: WRL Series Life Corporate Account (File No. 333-57681)

Dear Commissioners:

On behalf of WRL Series Life Corporate Account of Western Reserve Life Assurance Co. of Ohio ("separate account"), incorporated by reference are the Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").

The funds are as follows:

Scudder Investment VIT Funds - Scudder VIT Small Cap Index Fund
Scudder Investment VIT Funds - Scudder VIT Equity 500 Index Fund
Scudder Investment VIT Funds - Scudder VIT EAFE(R) Equity Index
Fidelity Variable Insurance Products Fund - Growth Opportunities Portfolio Fidelity Variable Insurance Products Fund - Contrafund(R) Portfolio
Fidelity Variable Insurance Products Fund - Growth Portfolio
Fidelity Variable Insurance Products Fund - Balanced Portfolio
Fidelity Variable Insurance Products Fund - High Income Portfolio
Fidelity Variable Insurance Products Fund - Money Market Portfolio
PIMCO Variable Insurance Trust - Short-Term Portfolio (Institutional Class) PIMCO Variable Insurance Trust - Total Return Portfolio (Institutional Class) PIMCO Variable Insurance Trust - StocksPLUS Growth and Income Portfolio (Institutional Class)
PIMCO Variable Insurance Trust - High Yield Portfolio (Institutional Class) INVESCO Variable Investment Funds, Inc. - INVESCO VIF Growth Fund
INVESCO Variable Investment Funds, Inc. - INVESCO VIF Dynamics Fund
INVESCO Variable Investment Funds, Inc. - INVESCO VIF Health Sciences Fund INVESCO Variable Investment Funds, Inc. - INVESCO VIF Financial Services Fund INVESCO Variable Investment Funds, Inc. - INVESCO VIF Small Company Growth Fund INVESCO Variable Investment Funds, Inc. - INVESCO VIF Technology Fund
INVESCO Variable Investment Funds, Inc. - INVESCO VIF Telecommunications Fund The Universal Institutional Funds, Inc. - Emerging Markets Equity Portfolio
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio
The Universal Institutional Funds, Inc. - U.S. Mid Cap Core Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Money Market Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Short-Term Corporate Portfolio


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Vanguard Variable Insurance Fund - Vanguard VIF High Yield Bond Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Balanced Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Equity Income Portfolio Vanguard Variable Insurance Fund - Vanguard VIF Equity Index Portfolio Vanguard Variable Insurance Fund - Vanguard VIF Diversified Value Portfolio Vanguard Variable Insurance Fund - Vanguard VIF Mid-Cap Index Portfolio Vanguard Variable Insurance Fund - Vanguard VIF Growth Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Small Company Growth Portfolio Vanguard Variable Insurance Fund - Vanguard VIF International Portfolio Vanguard Variable Insurance Fund - Vanguard VIF REIT Index Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Total Bond Market Index
Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Capital Growth Portfolio Vanguard Variable Insurance Fund - Vanguard VIF Total Stock Market Index Portfolio
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio
T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price International Series, Inc. - T. Rowe Price International Stock Portfolio
Janus Aspen Series - Growth Portfolio
Janus Aspen Series - Capital Appreciation Portfolio
Janus Aspen Series - Worldwide Growth Portfolio
Janus Aspen Series - Mid Cap Growth Portfolio
Janus Aspen Series - Flexible Income Portfolio
Janus Aspen Series - International Growth Portfolio
Janus Aspen Series - Balanced Portfolio
Royce Capital Fund - Royce Micro-Cap Portfolio
Royce Capital Fund - Royce Small-Cap Portfolio
Gateway Variable Insurance Trust - Gateway VIT Fund
PBHG Insurance Series Fund - PBHG Large Cap Growth Portfolio
PBHG Insurance Series Fund - PBHG Select Value Portfolio
First Eagle Variable Funds, Inc. - First Eagle Overseas Variable Fund
Third Avenue Variable Series Trust - Third Avenue Value Portfolio
Rydex Variable Trust - OTC Fund
Rydex Variable Trust - Nova Fund


These Annual Reports are for the period ending December 31, 2003 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act. If you have any questions regarding this filing, please contact the undersigned at
(319) 298-4182.


Very truly yours,

/s/ James R. Trefz

James R. Trefz
Vice President

Document 1 The Annual Report of Scudder Investment VIT Funds - Scudder VIT Small Cap Index Fund dated December 31, 2003 to be filed with the Securities and Exchange Commission on March 10, 2004 (File No. 811-07507)

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Document 2 The Annual Report of Scudder Investment VIT Funds - Scudder VIT
Equity 500 Index Fund dated December 31, 2003 to be filed with the Securities and Exchange Commission on March 10, 2004 (File No. 811-07507)

Document 3 The Annual Report of Scudder Investment VIT Funds - Scudder VIT EAFE(R) Equity Index Fund dated December 31, 2003 to be filed with the Securities and Exchange Commission on March 10, 2004 (File No.
811-07507)

Document 4 The Annual Report of Fidelity Variable Insurance Products Fund - Growth Opportunities Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No.
811-03329, 811-05511, 811-07205)

Document 5 The Annual Report of Fidelity Variable Insurance Products Fund - Contrafund(R) Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No.
811-03329, 811-05511, 811-07205)

Document 6 The Annual Report of Fidelity Variable Insurance Products Fund - Growth Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No. 811-03329,
811-05511, 811-07205)

Document 7 The Annual Report of Fidelity Variable Insurance Products Fund - Balanced Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No. 811-03329,
811-05511, 811-07205)

Document 8 The Annual Report of Fidelity Variable Insurance Products Fund - High Income Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No. 811-03329,
811-05511, 811-07205)

Document 9 The Annual Report of Fidelity Variable Insurance Products Fund - Money Market Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No.
811-03329, 811-05511, 811-07205)

Document 10 The Annual Report of PIMCO Variable Insurance Trust - Short-Term Portfolio (Institutional Class) dated December 31, 2003 to be filed with the Securities and Exchange Commission on March 9, 2004 (File No.
811-08399)

Document 11 The Annual Report of PIMCO Variable Insurance Trust - Total Return Bond Portfolio (Institutional Class) dated December 31, 2003 to be filed with the Securities and Exchange Commission on March 9, 2004 (File No. 811-08399)

Document 2 The Annual Report PIMCO Variable Insurance Trust - StocksPLUS Growth and Income Portfolio (Institutional Class) dated December 31, 2003 to be filed with the Securities and Exchange Commission on March 9, 2004 (File No. 811-08399)

Document 13 The Annual Report PIMCO Variable Insurance Trust - High Yield Portfolio (Institutional Class) dated December 31, 2003 to be filed with the Securities and Exchange Commission on March 9, 2004 (File No. 811-08399)

Document 14 The Annual Report of INVESCO Variable Investment Funds, Inc. - INVESCO VIF Growth Fund dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 26, 2004 (File No.
811-08038)

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Document 15 The Annual Report of INVESCO Variable Investment Funds, Inc. -
INVESCO VIF Financial Services Fund dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 26, 2004 (File No. 811-08038)

Document 16 The Annual Report INVESCO Variable Investment Funds, Inc. - INVESCO VIF Dynamics Fund dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 26, 2004 (File No. 811-08038)

Document 17 The Annual Report of INVESCO Variable Investment Funds, Inc. - INVESCO VIF Health Sciences Fund dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 26, 2004 (File No.
811-08038)

Document 18 The Annual Report of INVESCO Variable Investment Funds, Inc. - INVESCO VIF Small Company Growth Fund dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 26, 2004 (File No. 811-08038)

Document 19 The Annual Report of INVESCO Variable Investment Funds, Inc. - INVESCO VIF Technology Fund dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 26, 2004 (File No.
811-08038)

Document 20 The Annual Report of INVESCO Variable Investment Funds, Inc. - INVESCO VIF Telecommunications Fund dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 26, 2004 (File No. 811-08038)

Document 21 The Annual Report of The Universal Institutional Funds, Inc. - Emerging Markets Equity Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on March 8, 2004 (File No.811-07607)

Document 22 The Annual Report of The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on March 8, 2004 (File No.
811-07607)

Document 23 The Annual Report of The Universal Institutional Funds, Inc. - U.S. Mid Cap Core Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on March 8, 2004 (File No.
811-07607)

Document 24 The Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Money Market Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No.
811-05962)

Document 25 The Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Short-Term Corporate Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No.
811-05962)

Document 26 The Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF High Yield Bond Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No.
811-05962)

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Document 27 The Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF
Balanced Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No.
811-05962)

Document 28 The Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Equity Income Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No.
811-05962)

Document 29 The Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Equity Index Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No.
811-05962)

Document 30 The Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Diversified Value Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No.
811-05962)

Document 31 The Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Mid-Cap Index Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No.
811-05962)

Document 32 The Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Growth Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No. 811-05962)

Document 33 The Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Small Company Growth Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No.
811-05962)

Document 34 The Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF International Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No.
811-05962)

Document 35 The Annual Report Vanguard Variable Insurance Fund - Vanguard VIF REIT Index Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No.
811-05962)

Document 36 The Annual Report Vanguard Variable Insurance Fund - Vanguard VIF Total Bond Market Index Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No. 811-05962)

Document 37 The Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Capital Growth Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No.
811-05962)

Document 38 The Annual Report Vanguard Variable Insurance Fund - Vanguard VIF Total Stock Market Index Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No. 811-05962)

Document 39 The Annual Report of T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on March 2, 2004 (File No.
811-07143)

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Document 40 The Annual Report of T. Rowe Price Equity Series, Inc. - T. Rowe
Price Equity Income Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on March 3, 2003 (File No.
811-07143)

Document 41 The Annual Report of T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on March 1, 2003 (File No. 811-07143)

Document 42 The Annual Report of T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on March 1, 2003 (File No. 811-07143)

Document 43 The Annual Report of T. Rowe Price International Series, Inc. - T. Rowe Price International Stock Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on March 2, 2004 (File No. 811-07145)

Document 44 The Annual Report of Janus Aspen Series - Growth Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 February 27, 2004 (File No. 811-07736)

Document 45 The Annual Report of Janus Aspen Series - Capital Appreciation Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 February 27, 2004 (File No. 811-07736)

Document 46 The Annual Report of Janus Aspen Series - Worldwide Growth Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No. 811-07736)

Document 47 The Annual Report of Janus Aspen Series - Mid Cap Growth Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No. 811-07736)

Document 48 The Annual Report of Janus Aspen Series - Flexible Income Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No. 811-07736)

Document 49 The Annual Report of Janus Aspen Series - International Growth Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No. 811-07736)

Document 50 The Annual Report of Janus Aspen Series - Balanced Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 27, 2004 (File No. 811-07736)

Document 51 The Annual Report of Royce Capital Fund - Royce Micro-Cap Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on March 5, 2004 (File No. 811-07537)

Document 52 The Annual Report of Royce Capital Fund - Royce Small-Cap Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on March 5, 2004 (File No. 811-07537)

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Document 53 The Annual Report of Gateway Variable Insurance Trust - Gateway VIT
Fund dated December 31, 2003 that was filed with the Securities and Exchange Commission on March 1, 2004 (File No. 811-10375)

Document 54 The Annual Report of PBHG Insurance Series Fund - PBHG Large Cap Growth Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 20, 2004 (File No. 811-08009)

Document 55 The Annual Report of PBHG Insurance Series Fund - PBHG Select Value Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on February 20, 2004 (File No. 811-08009)

Document 56 The Annual Report of First Eagle Variable Funds, Inc. - First Eagle Overseas Variable Fund dated December 31, 2003 that was filed with the Securities and Exchange Commission on March 5, 2004 (File No.
811-09092)

Document 57 The Annual Report of Third Avenue Variable Series Trust - Third Avenue Value Portfolio dated December 31, 2003 that was filed with the Securities and Exchange Commission on March 4, 2004 (File No.
811-09395)

Document 58 The Annual Report of Rydex Variable Trust - OTC Fund dated December 31, 2003 that was filed with the Securities and Exchange Commission on March 3, 2004 (File No. 811-08821)

Document 59 The Annual Report of Rydex Variable Trust - Nova Fund dated December 31, 2003 that was filed with the Securities and Exchange Commission on March 3, 2004 (File No. 811-08821)